Loans Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Loans Payable
10.	LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2017 and 2018 amounted to RMB1.2 billion and RMB3.0 billion (US$443 million), respectively, which consisted of RMB denominated borrowings from financial institutions in the PRC and were repayable within one year.

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Secured short-term loans borrowed by iQIYI (i)	299	3,046	443
Unsecured short-term loans borrowed by financial service business (ii)	945	—	—

	1,244	3,046	443

(i)

The repayment of all short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB575 million (US$84 million) as of December 31, 2018 or collateralized by restricted cash balances totaling RMB2.2 billion (US$316 million) as of December 31, 2018.

(ii)	The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).

As of December 31, 2017 and 2018, the weighted average interest rates for the outstanding borrowings were approximately 4.86% and 4.47%, respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB360 million and RMB781 million (US$114 million), respectively.

Long-term Loans

Baidu

In June 2016, the Company entered into a five-year term and revolving facility agreement with a group of 21 syndicated bankers, pursuant to which the Company is entitled to borrow an unsecured US$ denominated floating rate loan of US$1.0 billion with a term of five years and to borrow an unsecured US$ denominated revolving loan of US$1.0 billion for five years. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In November 2016, the Company drew down another two tranches of US$250 million each under the facility commitment. In connection with the facility agreements, the Company entered into four interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans.

The interest rate swap agreements met the definition of a derivative in accordance with ASC 815. The derivatives related to the interest rate swap agreements are accounted at fair value and included in “Other non-current assets” on the consolidated balance sheets.

iQIYI

In April 2017, iQIYI entered into a three-year loan agreement with Bank of China (Shanghai Branch), pursuant to which the Company is entitled to borrow a secured RMB denominated loan of RMB299 million for the general working capital of iQIYI. In April 2017, iQIYI drew down RMB299 million with an interest rate of 4.47%, pursuant to the agreement, the principal shall be repaid by installments from September 2017 to April 2020. RMB15 million was repaid when it became due. The amount repayable within twelve months were classified as “Long-term loans, current portion.”

In December 2018, certain supplier invoices selected by iQIYI of RMB525 million (US$76 million) were factored to a financial institution (“the factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Company’s consolidated balance sheet. The factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the factored receivables. The debt securities were issued to third party investors for the gross proceeds of RMB446 million (US$65 million), with maturities in December 2019 and December 2020. The proceeds raised from issuance of the asset-backed debt securities were used by the financial institution to factor the supplier invoices. At the same time, the credit terms of the iQIYI’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities. The securitization vehicle was consolidated because iQIYI was determined to be the primary beneficiary. As of December 31, 2018, the outstanding borrowings from third-party investors was RMB444 million (US$65 million) and the effective interest rate was 7.00%. The balance of RMB74 million (US$11 million) of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB370 million (US$54 million) of the loan is included in non-current “Long-term loans” on the consolidated balance sheet.